RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table provides the activity in the restructuring liability:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended
	December 31,	December 31,	September 30,
	2013	2012	2012
Balance, beginning of period	$0.9	$0.4	$1.3
Expensed in period	1.6	1.1	5.3
Disbursements	(1.8)	(0.6)	(6.2)
Balance, end of period	0.7	0.9	0.4
Classification:
Accounts payable and accrued liabilities (note 15)	0.7	0.3	0.4
Liabilities associated with assets held for sale	–	0.6	–
	$0.7	$0.9	$0.4

Schedule Of Restructuring Reserve By Year Of Initiatives [Table Text Block]
The following table provides restructuring liability by year of initiatives:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
2011 and prior initiatives	$0.1	$0.2	$0.2
2012 initiatives	–	0.7	0.2
2013 initiatives	0.6	–	–
	$0.7	$0.9	$0.4